Summary of Significant Accounting Policies, Deferred Transaction Costs (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Deferred Transaction Costs [Abstract]
Deferred transaction costs	$ 8,086	$ 0